Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Debt
Note 17 - Debt
Short-term debt consists of net current amounts due under long-term debt as follows:

(In $ millions)	June 30, 2026	December 31, 2025
2028 Notes	—	101.0
2030 Notes	—	42.6
2032 Notes	—	—
2034 Notes	—	—
Principal Outstanding	—	143.6
Deferred finance charges	—	(10.2)
Debt discount	—	(6.8)
Debt premium	—	2.7
Carrying Value Short-Term Debt	—	129.3
Long-term debt consists of the following:

(In $ millions)	June 30, 2026	December 31, 2025
2028 Notes	—	1,077.6
2030 Notes	—	749.4
2032 Notes	1,100.0	—
2034 Notes	935.0	—
Convertible Bonds due 2028	44.2	239.4
Convertible Notes	300.0	—
Seller’s Credit	150.0	—
Principal Outstanding	2,529.2	2,066.4
Deferred Finance Charges	(43.9)	(34.8)
Debt discount	—	(17.1)
Debt premium	—	6.5
Carrying Value Long-Term Debt	2,485.3	2,021.0
The scheduled maturities of our debt are as follows:

(In $ millions)	June 30, 2026
2026	—
2027	50.9
2028	146.0
2029	101.8
2030	101.8
2031	101.8
Thereafter	2,026.9
Total	2,529.2
Senior Secured Notes due 2028 and 2030
The Company’s wholly owned subsidiary Borr IHC Limited, and certain other subsidiaries originally issued senior secured notes in two series on November 7, 2023 (the “Original Notes”). One series of Original Notes bears a coupon rate of 10.000% per annum and matures on November 15, 2028 (the “2028 Notes”) and the other series of Notes bears a coupon rate of 10.375% per annum and matures on November 15, 2030 (the “2030 Notes”). Interest, payable semi-annually in arrears, and amortization on the Original Notes was payable on May 15 and November 15 of each year from 2024.
For the 2028 Notes, the Company issued principal amounts in 2024 of $350.0 million at 102.5% of par plus accrued interest, raising gross proceeds of $369.6 million and in 2023 of $1,025.0 million at 97.750% of par, raising proceeds of $1,001.9 million.
For the 2030 Notes, the Company issued principal amounts in 2025 of $165.0 million at 100% of par plus accrued interest, raising gross proceeds of $166.6 million, in 2024 of $175.0 million at 102.5% of par plus accrued interest, raising gross proceeds of $188.1 million and in 2023 of $515.0 million at 97.000% of par, raising proceeds of $499.5 million.
In June 2026, the Company used a portion of the proceeds from the issuance of the New Notes, defined below, to redeem or repurchase all outstanding Original Notes, representing $1,128.1 million aggregate principal amount of the 2028 Notes and $770.7 million aggregate principal amount of the 2030 Notes, for cash consideration of $2,009.0 million, including accrued interest.
Senior Secured Notes due 2032 and 2034
In June 2026, the Company’s wholly owned subsidiary Borr IHC Limited, and its direct subsidiary, Borr Finance LLC, issued, at par, $2,035.0 million aggregate principal amount of senior secured notes in two series, consisting of (i) $1,100.0 million aggregate principal amount of 8.750% senior secured notes due 2032 (the “2032 Notes”) and (ii) $935.0 million aggregate principal amount of 9.000% senior secured notes due 2034 (the “2034 Notes”, and together with the 2032 Notes, the “New Notes”). The New Notes indenture allows for issuances of additional notes, subject to certain conditions.
The 2032 Notes mature on January 15, 2032 and the 2034 Notes mature on January 15, 2034. Interest on the New Notes is payable semi-annually in arrears on January 15 and July 15 of each year, beginning January 2027. The New Notes amortize at a rate equal to 5.00% of the original principal amount per annum, payable semi-annually at a price equal to 102.5% on January 15 and July 15 of each year, beginning July 2027. The New Notes indenture contains covenants that, among other things, restrict the ability of the Company to pay or make certain dividends, distributions, investments and other restricted payments. The New Notes are secured by the same security that secures the SSRCF (as defined below) and the Company’s $45.0 million senior secured guarantee facility (the “Guarantee Facility”).
A portion of the proceeds from the issuance of the New Notes in June 2026 was used to repurchase or redeem the 2028 Notes and the 2030 Notes, as discussed above, and to pay fees and expenses related to such redemption or repurchase and related to the offering of the New Notes, with any remaining proceeds used for general corporate purposes.
Unsecured Convertible Bonds due 2028
In February 2023, we issued $250.0 million of convertible bonds, which mature in February 2028 (the “Convertible Bonds due 2028”). The Convertible Bonds due 2028 have a coupon and effective interest rate of 5% per annum payable semi-annually in arrears. The terms and conditions governing the Convertible Bonds due 2028 contain customary events of default, including failure to pay any amount owed on the bonds when due, and certain restrictions, including, among others, restrictions on disposal of assets and our ability to carry out any merger or corporate reorganization, subject to exceptions.
The initial conversion price was $7.3471 per share, and the $250.0 million was convertible into 34.0 million common shares. Following the payment of a $0.32 per share cash distribution in 2024 and a $0.02 per share cash distribution in March 2025, the adjusted conversion price for the Convertible Bonds due 2028 is $6.9376 per share.
In March 2024, we repurchased $10.6 million principal amount of the Convertible Bonds due 2028 at an average price of 120.88% of par for a total consideration of $12.9 million, inclusive of accrued interest, and recognized a loss in “Other financial expenses, net” of $2.3 million. In April 2026, the Company used a portion of the proceeds from the issuance of the Convertible Notes, defined below, to repurchase $195.2 million aggregate principal amount of the Convertible Bonds due 2028.
As of June 30, 2026, the conversion price of the Convertible Bonds due 2028 is $6.9376 per share, convertible into 6.4 million common shares.
Unsecured Convertible Notes due 2033
In April 2026, we issued $300.0 million of unsecured convertible notes, which mature on May 1, 2033 (the “Convertible Notes”). The Convertible Notes have a coupon and effective interest rate of 3.5% per annum, payable semi-annually in arrears beginning November 2026. The terms and conditions governing our Convertible Notes contain customary events of default, including failure to pay any amount owed on the notes when due, and certain restrictions, including, among others, restrictions on disposal of all or substantially all of our assets and our ability to carry out any merger or corporate reorganization, subject to exceptions.
The proceeds of the Convertible Notes were primarily used to purchase or redeem the Convertible Bonds due 2028, as discussed above, as well as for general corporate purposes.
As of June 30, 2026, the conversion price of the Convertible Notes is $8.00 per share, convertible into 37.5 million common shares.
Seller’s Credit
In January 2026, the Company completed the Five-Rig Acquisition and entered into a $150 million seller’s credit with certain affiliates of the seller (the “Seller’s Credit”) to fund a portion of the consideration for the acquisition. The Seller’s Credit is secured by three of the five newly acquired rigs. The Seller’s Credit initially bears interest at a rate of 7.5% per annum, with certain predetermined interest rate increases thereafter, which rise to 15.0% per annum in February 2031. Interest payments for the first 18 months can, at the Company’s discretion and in lieu of payment in cash, be added to the outstanding principal of the Seller’s Credit subject to an associated step-up in the interest rate. The Seller’s Credit matures in January 2032.
Super Senior Revolving Credit Facility
In June 2026, the Company entered into an amendment and restatement agreement for its super-senior secured revolving credit facility (the “SSRCF”) to, among other things, increase the commitments to $250.0 million, reduce the margin to 3.00% per annum (subject to certain adjustments) and extend the termination date to the earlier of June 10, 2031 and six months prior to the final maturity date of the 2032 Notes. The SSRCF is secured on a super senior basis by the same security that secures the New Notes and the Guarantee Facility. In June 2026, in connection with the amendment and restatement of the SSRCF, the Company cancelled its $34.0 million senior secured revolving credit facility (the “SRCF”).
As of June 30, 2026, the SSRCF was undrawn.
Interest
Our interest expense for the three and six months ended June 30, 2026 included $176.3 million in expense related to the partial or complete payoff of the Convertible Bonds due 2028, the 2028 Notes and the 2030 Notes. This includes the proportional write-off of deferred finance fees, debt premiums, and debt discounts and repayment premiums made to the holders of such debt to induce or facilitate the extinguishment of the debt.
The weighted average nominal interest rate for all of our interest-bearing debt was 9.5% for the six months ended June 30, 2026 (9.8% for the six months ended June 30, 2025). Excluding our Convertible Bonds due 2028 and Convertible Notes, the weighted average interest rate for our interest-bearing debt was 10.2% for the six months ended June 30, 2026 (10.4% for the six months ended June 30, 2025).
Covenants
As of June 30, 2026, we were in compliance with the covenants and our obligations under our debt agreements.